CONSOLIDATED BALANCE SHEETS - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	₺ 5,266,008	₺ 6,264,371
Restricted cash	107,427	65,704
Financial investments	17,557	1,902,328
Trade receivables	664,221	369,100
Due from related parties	1,718	3,588
Loan receivables	3,514
Inventories	1,788,247	2,876,246
Contract assets	15,348	12,076
Other current assets	514,110	329,377
Total current assets	8,378,150	11,822,790
Non-current assets:
Property and equipment	337,990	223,945
Intangible assets	845,813	405,391
Right of use assets	438,542	432,313
Loan receivables	3,858
Other non-current assets	63,018	502,256
Total non-current assets	1,689,221	1,563,905
Total assets	10,067,371	13,386,695
Current liabilities:
Bank borrowings	13,049	317,343
Lease liabilities	157,414	179,563
Wallet deposits	113,493	67,226
Trade payables and payables to merchants	5,886,538	6,672,876
Due to related parties	5,579	14,861
Provisions	395,025	217,529
Employee benefit obligations	156,069	116,186
Contract liabilities and merchant advances	638,556	360,146
Other current liabilities	380,029	271,960
Total current liabilities	7,745,752	8,217,690
Non-current liabilities:
Bank borrowings	10,924
Lease liabilities	104,953	167,456
Employee benefit obligations	16,457	8,702
Other non-current liabilities	146,597	180,829
Total non-current liabilities	278,931	356,987
Equity:
Share capital	302,635	302,635
Other capital reserves	322,466	170,364
Share premium	8,789,896	8,789,896
Accumulated deficit	(7,372,309)	(4,450,877)
Total equity	2,042,688	4,812,018
Total equity and liabilities	₺ 10,067,371	₺ 13,386,695